Major suppliers (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Major Suppliers [Abstract]
Major suppliers
Note 18 - Major suppliers
The Company sourced approximately 78% of its inventory purchases from three vendors for the nine months ended September 30, 2020. The Company sourced approximately 85% of its inventory purchases from one vendor for the nine months ended September 30, 2019.
Note 19 - Major suppliers The Company sourced approximately 74% and 70% of its inventory purchases from one vendor for the years ended December 31, 2019 and 2018, respectively.